INCOME TAX - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax expense [Line Items]
Income tax on dividends	$ 0	$ 0
Amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets	0	0	$ 0
Interest	2,168	2,399	1,488
Penalty	$ 0	0	0
Thailand
Disclosure of income tax expense [Line Items]
Average effective tax rate	6.30%
Singapore
Disclosure of income tax expense [Line Items]
Average effective tax rate	20.80%
China
Disclosure of income tax expense [Line Items]
Average effective tax rate	5.40%
Unused tax losses
Disclosure of income tax expense [Line Items]
Unused net operating losses for which no deferred tax assets have been recognized	$ 2,672	3,400	3,017
Tax losses unrecognized deferred tax assets (before tax effect)	12,642	15,928	13,796
Deductible temporary differences
Disclosure of income tax expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	350	476	952
Deductible temporary differences (before tax effect) not recognized deferred tax assets.	1,635	2,154	4,881
Uncertain tax position
Disclosure of income tax expense [Line Items]
Interest	0	0	0
Interest reversed	0	0	42
Penalty reversed	0	0	26
Exchange differences relating to interest	0	0	(4)
Exchange differences relating to penalty	$ 0	$ 0	$ (2)